LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF RIGHT OF USE ASSETS

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office and lab facilities	Motor vehicles	Total
At January 1, 2022	446	20	466
Additions	49	-	49
Foreign currency translation	(35)	(6)	(41)
Deductions	(7)	(14)	(21)
Depreciation expense	(39)	-	(39)
As at December 31, 2022	414	-	414
Additions	-	26	26
Foreign currency translation	(6)	-	(6)
Deductions	-	-	-
Depreciation expense	(42)	(3)	(45)
As at December 31, 2023	366	23	389

SCHEDULE OF INFORMATION ON LEASE	Information on leases:
	Year ended December 31,
	2023	2022

Interest expense on lease liabilities	32	51
Total cash outflow for leases	45	39